Document and Entity Information	Nov. 09, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	AMPLIFY ENERGY CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35512
Entity Tax Identification Number	82-1326219
Entity Address, Address Line One	500 Dallas Street, Suite 1700
Entity Address, City or Town	Houston
Entity Address State Or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	832
Local Phone Number	219-9001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AMPY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001533924
Amendment Flag	false